Investment in Associates (Details) - Schedule of Financial Information for Investment - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
New Pacific Metals Corp ("NUAG") [Member]
Investment in Associates (Details) - Schedule of Financial Information for Investment [Line Items]
Net loss attributable to shareholders as reported	[1]	$ (8,569)	$ (6,055)
Other comprehensive income (loss) attributable	[1]	3,161	334
Comprehensive loss of qualified for pick-up	[1]	(11,730)	(5,721)
Company’s share of net loss	[1]	(2,411)	(1,715)
Company’s share of other comprehensive income (loss)	[1]	(894)	95
Company’s share of comprehensive loss	[1]	(3,305)	(1,620)
Tincorp Metals Inc ("TIN") 9Member]
Investment in Associates (Details) - Schedule of Financial Information for Investment [Line Items]
Net loss attributable to shareholders as reported	[2]	(1,666)	(1,607)
Other comprehensive income (loss) attributable	[2]	30
Comprehensive loss of qualified for pick-up	[2]	(1,636)	(1,607)
Company’s share of net loss	[2]	(490)	(473)
Company’s share of other comprehensive income (loss)	[1],[2]	8
Company’s share of comprehensive loss	[2]	$ (482)	$ (473)

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.